July 9, 2008

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-4644

Subject:	Nationwide Variable Account - II
Nationwide Life Insurance Company
Post-Effective Amendment No. 21 (File No. 333-103094)
CIK Number:  0000356514

Ladies and Gentlemen:

We are filing on behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable –II (the "Variable Account") which is registered as a unit investment trust under the Investment Company Act of 1940.  In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"):

1.	One complete copy of Post-Effective Amendment No. 21 to the Variable Account’s Registration Statement (the "Post-Effective Amendment"); and

2.
One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements.  An original power of attorney is on file with Nationwide.

The purpose of this Post-Effective Amendment is to: (1) add an additional optional Lifetime Income Option rider that provides contract withdrawal benefits (2)  increase the Capital Preservation Plus Lifetime Income Option current charge to 0.75% for new contracts; and (3) add a Dollar Cost Averaging for Living Benefits feature.

The Financial Statements and Independent Auditors' Consent will be filed by subsequent Post-Effective Amendment. Any other changes are either non-material, or material with the intent of providing clearer disclosure in a consistent format, and are intended to improve overall disclosure.  Changes since Post-Effective Amendment No. 20 are noted in the "electronic redlined" copies.

This Post-Effective Amendment shall be effective on September 15, 2008 pursuant to Rule 485(a) under the 1933 Act.  Nationwide has prepared and reviewed this Post-Effective Amendment.  It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective

The United States Securities
     and Exchange Commission
July 9, 2008

_______________________

pursuant to Rule 485(a) under the 1933 Act.  The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.

In addition, Nationwide acknowledges all of the following:

•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me direct at (614) 677-5456 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ CATHERINE L. VENARD
Catherine L. Venard
Assistant General Counsel